Capital stock	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Capital stock

17. Capital stock

Share repurchases

As of December 31, 2016, the Company’s board of directors (the “Board”) had authorized the Company to repurchase up to $750,000 in value of the Company’s common shares under its share repurchase program first announced in February 2015. On February 10, 2017 the Board approved up to an additional $500,000 in share repurchases, bringing the total authorization under the Company’s existing program to $1,250,000. The Company’s share repurchase program does not obligate it to acquire any specific number of shares. Under the program, shares may be purchased in privately negotiated and/or open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended.

On March 29, 2017, the Company entered into an accelerated share repurchase (“ASR”) agreement with Morgan Stanley & Co. LLC (the “Dealer”) to repurchase Company common shares for an aggregate purchase price of $200,000. Pursuant to the ASR agreement, as amended in November, 2017, the Company paid the aggregate purchase price to the Dealer upfront and received an initial delivery of 6,578,947 common shares on March 30, 2017, an additional delivery of 350,006 common shares on December 29, 2017 and a final delivery of 163,975 common shares on January 17, 2018 upon final settlement of the transaction. The weighted average price per share of the common shares delivered was $28.20. The Company’s purchase of its common shares under the ASR has been recorded as a reduction in retained earnings. All repurchased shares have been retired.

The final number of common shares repurchased by the Company under the ASR agreement was based on the volume-weighted average share price of the Company’s common shares during the term of the transaction, less a discount and subject to adjustments pursuant to the terms of the ASR agreement.

The ASR agreement contained customary provisions, including, among other things, with respect to mechanisms to determine the number of shares or the amount of cash that will be delivered at settlement, the required timing of delivery upon settlement, specific circumstances under which adjustments may be made to the repurchase transaction, and specific circumstances under which the repurchase transaction may be canceled prior to the scheduled maturity.

During the three months ended March 31, 2017 and March 31, 2018, the Company also purchased 808,293 and 3,015,999 of its common shares, respectively, on the open market at a weighted average price of $24.48 and $31.82 per share, respectively, for an aggregate cash amount of $19,784 and $95,984, respectively. All repurchased shares have been retired.

The Company records repurchases of its common shares on the settlement date of each transaction. Shares purchased and retired are deducted to the extent of their par value from common stock and from retained earnings for the excess over par value. Direct costs incurred to acquire the shares are included in the total cost of the shares purchased. For the three months ended March 31, 2017 and March 31, 2018, $16 and $60, respectively, was deducted from retained earnings in direct costs related to share repurchases.

Dividend

In February 2017, the Company’s board of directors approved a dividend program under which the Company paid a regular quarterly cash dividend of $0.06 per share to holders of its common shares, representing an annual dividend of $0.24 per share. On March 28, 2017, the Company paid a dividend of $0.06 per share, amounting to $11,957 in the aggregate, to shareholders of record as of March 10, 2017.

On February 12, 2018, the Company announced that its Board of Directors had approved a 25% increase in its quarterly cash dividend to $0.075 per share, up from $0.06 per share in 2017, representing a planned annual dividend of $0.30 per common share, up from $0.24 per share in 2017, payable to holders of the Company’s common shares. On March 21, 2018, the Company paid a dividend of $0.075 per share, amounting to $14,408 in the aggregate, to shareholders of record as of March 9, 2018.

19. Capital stock

The Company’s authorized capital stock as of December 31, 2016 and 2017 consisted of 500 million common shares with a par value of $0.01 per share, and 250 million preferred shares with a par value of $0.01 per share. There were 198,794,052 and 192,825,207 common shares, and no preferred shares, issued and outstanding as of December 31, 2016 and 2017, respectively.

Holders of common shares are entitled to one vote per share. Upon the liquidation, dissolution or winding up of the Company, common shareholders are entitled to receive a ratable share of the available net assets of the Company after payment of all debts and other liabilities. The common shares have no preemptive, subscription, redemption or conversion rights.

The Company’s board of directors by resolution can establish one or more series of preferred shares having such par value, designations, dividend rates, relative voting rights, conversion or exchange rights, redemption rights, liquidation rights and other relative participation, optional or other rights, qualifications, limitations or restrictions as may be fixed by the board of directors without shareholder approval. Such rights, preferences, powers and limitations as may be established could also have the effect of discouraging an attempt to obtain control of the Company. These preferred shares are of the type commonly known as “blank-check” preferred shares.

Under Bermuda law, the Company may declare and pay dividends from time to time unless there are reasonable grounds for believing that the Company is or would, after the payment, be unable to pay its liabilities as they become due or that the realizable value of its assets would thereby be less than the aggregate of its liabilities, its issued share capital, and its share premium accounts. Under the Company’s bye-laws, each common share is entitled to dividends if, as and when dividends are declared by the Company’s board of directors. There are no restrictions in Bermuda on the Company’s ability to transfer funds (other than funds denominated in Bermuda dollars) in or out of Bermuda or to pay dividends to U.S. residents who are holders of common shares. The Company’s ability to declare and pay cash dividends is restricted by its debt covenants.

19. Capital stock (Continued)

Share Repurchases

As of December 31, 2016, the Company’s board of directors (the “Board”) had authorized the Company to repurchase up to $750,000 in value of the Company’s common shares under its share repurchase program first announced in February 2015. On February 10, 2017 the Board approved up to an additional $500,000 in share repurchases, bringing the total authorization under the Company’s existing program to $1,250,000. The Company’s share repurchase program does not obligate it to acquire any specific number of shares. Under the program, shares may be purchased in privately negotiated and/or open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended.

On March 29, 2017, the Company entered into an accelerated share repurchase (“ASR”) agreement with Morgan Stanley & Co. LLC (the “Dealer”) to repurchase Company common shares for an aggregate purchase price of $200,000. Pursuant to the ASR agreement, as amended in November 2017, the Company paid the aggregate purchase price to the Dealer upfront and received an initial delivery of 6,578,947 common shares on March 30, 2017 and an additional delivery of 350,006 common shares on December 29, 2017. The total value of the 6,928,953 common shares delivered to the Company through December 29, 2017 was $196,000, and the weighted average price per share of the common shares delivered was $28.29. The Company’s purchase of its common shares under the ASR has been recorded as a reduction in retained earnings. The value of the common shares to be purchased under the ASR but not yet delivered to the Company as of December 31, 2017, amounting to $4,000, was recorded in additional paid-in-capital. All repurchased shares have been retired.

The final settlement of the shares repurchased under the ASR was completed in January 2018. The final number of common shares repurchased by the Company under the ASR agreement was based on the volume-weighted average share price of the Company’s common shares during the term of the transaction, less a discount and subject to adjustments pursuant to the terms of the ASR agreement.

The ASR agreement contains customary provisions, including, among other things, with respect to mechanisms to determine the number of shares or the amount of cash that will be delivered at settlement, the required timing of delivery upon settlement, specific circumstances under which adjustments may be made to the repurchase transaction, and specific circumstances under which the repurchase transaction may be canceled prior to the scheduled maturity.

During the years ended December 31, 2017 and December 31, 2016, the Company also purchased 808,293 and 13,940,782 of its common shares, respectively, on the open market at a weighted average price of $24.48 and $24.76  per share, respectively, for an aggregate cash amount of $19,784 and $345,200, respectively. All repurchased shares have been retired.

The Company records repurchases of its common shares on the settlement date of each transaction. Shares purchased and retired are deducted to the extent of their par value from common stock and from retained earnings for the excess over par value. Direct costs incurred to acquire the shares are included in the total cost of the shares purchased. For the year ended December 31, 2015, December 31, 2016 and December 31, 2017, $197, $279 and $16, respectively, was deducted from retained earnings in direct costs related to share repurchases.

Dividend

In February 2017, the Company’s board of directors approved a dividend program under which the Company paid a regular quarterly cash dividend of $0.06 per share to holders of its common shares, representing an annual dividend of $0.24 per share in 2017. On March 28, 2017, June 28, 2017, September 21, 2017, and December 20, 2017 the Company paid dividends of $0.06 per share, amounting to $11,957, $11,558, $11,581 and $11,590 in the aggregate, to shareholders of record as of March 10, 2017, June 12, 2017, September 8, 2017 and December 8, 2017 respectively.